General Information - Schedule of Financial Information (Details) - COP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement of financial position [Member]
Disclosure of subsidiaries [line items]
Non- controlling interest		$ 1,327,000,000	$ 1,321,132,000
Statement of financial position [Member] | Grupo Disco del Uruguay S.A. [Member]
Disclosure of subsidiaries [line items]
Current assets		631,230,000	523,351,000
Non- current assets		1,048,577,000	986,455,000
Current liabilities		612,093,000	579,104,000
Non- current liabilities		85,521,000	77,686,000
Equity		982,193,000	853,016,000
Controlling interest	[1]	1,793,438,000	1,701,505,000
Non- controlling interest	[1]	150,741,000	117,381,000
Statement of financial position [Member] | Éxito Viajes y Turismo S.A.S. [Member]
Disclosure of subsidiaries [line items]
Current assets		35,236,000	38,654,000
Non- current assets		2,636,000	2,857,000
Current liabilities		24,561,000	27,930,000
Non- current liabilities		1,350,000	516,000
Equity		11,961,000	13,065,000
Controlling interest	[2]	6,134,000	6,728,000
Non- controlling interest		5,860,000	6,401,000
Statement of financial position [Member] | Patrimonio Autónomo Viva Malls [Member]
Disclosure of subsidiaries [line items]
Current assets		48,055,000	101,256,000
Non- current assets		1,803,134,000	1,827,163,000
Current liabilities		26,250,000	64,308,000
Non- current liabilities
Equity		1,824,939,000	1,864,111,000
Controlling interest	[2]	1,007,236,000	1,022,196,000
Non- controlling interest		894,220,000	913,414,000
Statement of financial position [Member] | Patrimonio Autónomo Viva Sincelejo [Member]
Disclosure of subsidiaries [line items]
Current assets		2,094,000	2,792,000
Non- current assets		72,614,000	74,919,000
Current liabilities		1,530,000	1,563,000
Non- current liabilities
Equity		73,178,000	76,148,000
Controlling interest		37,321,000	38,835,000
Non- controlling interest		35,857,000	37,313,000
Statement of financial position [Member] | Patrimonio Autónomo Viva Villavicencio [Member]
Disclosure of subsidiaries [line items]
Current assets		10,173,000	12,264,000
Non- current assets		212,948,000	215,152,000
Current liabilities		7,594,000	6,906,000
Non- current liabilities
Equity		215,527,000	220,510,000
Controlling interest	[2]	107,460,000	109,918,000
Non- controlling interest		105,608,000	108,050,000
Statement of financial position [Member] | Patrimonio Autónomo San Pedro Etapa I [Member]
Disclosure of subsidiaries [line items]
Current assets			676,000
Non- current assets			30,666,000
Current liabilities			1,002,000
Non- current liabilities
Equity			30,340,000
Controlling interest			15,473,000
Non- controlling interest			14,867,000
Statement of financial position [Member] | Patrimonio Autónomo Centro Comercial [Member]
Disclosure of subsidiaries [line items]
Current assets		3,070,000	1,699,000
Non- current assets		127,364,000	100,760,000
Current liabilities		3,482,000	2,517,000
Non- current liabilities
Equity		126,952,000	99,942,000
Controlling interest	[2]	64,005,000	50,205,000
Non- controlling interest		62,206,000	48,972,000
Statement of financial position [Member] | Patrimonio Autónomo Iwana [Member]
Disclosure of subsidiaries [line items]
Current assets		43,000	17,000
Non- current assets		5,223,000	5,371,000
Current liabilities		364,000	242,000
Non- current liabilities
Equity		4,902,000	5,146,000
Controlling interest	[2]	2,659,000	2,814,000
Non- controlling interest		2,402,000	2,522,000
Statement of financial position [Member] | Patrimonio Autónomo Centro Comercial Viva Barranquilla [Member]
Disclosure of subsidiaries [line items]
Current assets		10,545,000	12,480,000
Non- current assets		296,899,000	304,465,000
Current liabilities		10,455,000	10,729,000
Non- current liabilities
Equity		296,989,000	306,216,000
Controlling interest		267,290,000	275,595,000
Non- controlling interest		29,699,000	30,621,000
Statement of financial position [Member] | Patrimonio Autónomo Viva Laureles [Member]
Disclosure of subsidiaries [line items]
Current assets		2,720,000	3,202,000
Non- current assets		98,794,000	100,763,000
Current liabilities		3,794,000	3,368,000
Non- current liabilities
Equity		97,720,000	100,597,000
Controlling interest		78,176,000	80,478,000
Non- controlling interest		19,544,000	20,119,000
Statement of financial position [Member] | Patrimonio Autónomo Viva Palmas [Member]
Disclosure of subsidiaries [line items]
Current assets		1,207,000	1,183,000
Non- current assets		31,415,000	32,034,000
Current liabilities		2,036,000	2,631,000
Non- current liabilities
Equity		30,586,000	30,586,000
Controlling interest		15,599,000	15,599,000
Non- controlling interest		14,987,000	14,987,000
Statement of financial position [Member] | Eliminations and other NCI [Member]
Disclosure of subsidiaries [line items]
Non- controlling interest		5,876,000	6,485,000
Comprehensive income [Member]
Disclosure of subsidiaries [line items]
Comprehensive income attributable to non-controlling interest		186,430,000	193,102
Profit or loss attributable to non- controlling interest		182,457	182,176
Comprehensive income [Member] | Grupo Disco del Uruguay S.A. [Member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers		2,541,118,000	2,640,891,000
Income from continuing operations		189,865,000	191,219,000
Total comprehensive income		217,362,000	(5,481,000)
Comprehensive income attributable to equity holders of the Parent		143,722,000	130,621,000
Comprehensive income attributable to non-controlling interest		(171,219,000)	66,078,000
Profit or loss attributable to non- controlling interest		46,143,000	60,597,000
Comprehensive income [Member] | Éxito Viajes y Turismo S.A.S. [Member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers		27,643,000	29,617,000
Income from continuing operations		7,213,000	8,317,000
Total comprehensive income		7,213,000	8,317,000
Comprehensive income attributable to equity holders of the Parent		3,647,000	4,200,000
Comprehensive income attributable to non-controlling interest		3,534,000	4,075,000
Profit or loss attributable to non- controlling interest		3,534,000	4,075,000
Comprehensive income [Member] | Patrimonio Autónomo Viva Malls [Member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers		271,366,000	242,095,000
Income from continuing operations		214,594,000	189,425,000
Total comprehensive income		214,594,000	189,425,000
Comprehensive income attributable to equity holders of the Parent		113,781,000	105,531,000
Comprehensive income attributable to non-controlling interest		105,151,000	92,818,000
Profit or loss attributable to non- controlling interest		105,151,000	92,818,000
Comprehensive income [Member] | Patrimonio Autónomo Viva Sincelejo [Member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers		10,819,000	10,450,000
Income from continuing operations		2,833,000	3,013,000
Total comprehensive income		2,833,000	3,013,000
Comprehensive income attributable to equity holders of the Parent		1,445,000	1,537,000
Comprehensive income attributable to non-controlling interest		1,388,000	1,476,000
Profit or loss attributable to non- controlling interest		1,388,000	1,476,000
Comprehensive income [Member] | Patrimonio Autónomo Viva Villavicencio [Member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers		37,815,000	33,947,000
Income from continuing operations		23,958,000	20,675,000
Total comprehensive income		23,958,000	20,675,000
Comprehensive income attributable to equity holders of the Parent		12,302,000	10,628,000
Comprehensive income attributable to non-controlling interest		11,739,000	10,131,000
Profit or loss attributable to non- controlling interest		11,739,000	10,131,000
Comprehensive income [Member] | Patrimonio Autónomo San Pedro Etapa I [Member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers		2,692,000	5,710,000
Income from continuing operations		1,670,000	3,666,000
Total comprehensive income		1,670,000	3,666,000
Comprehensive income attributable to equity holders of the Parent		852,000	1,870,000
Comprehensive income attributable to non-controlling interest		818,000	1,796,000
Profit or loss attributable to non- controlling interest		818,000	1,796,000
Comprehensive income [Member] | Patrimonio Autónomo Centro Comercial [Member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers		19,393,000	15,569,000
Income from continuing operations		12,912,000	10,012,000
Total comprehensive income		12,912,000	10,012,000
Comprehensive income attributable to equity holders of the Parent		6,610,000	5,132,000
Comprehensive income attributable to non-controlling interest		6,327,000	4,906,000
Profit or loss attributable to non- controlling interest		6,327,000	4,906,000
Comprehensive income [Member] | Patrimonio Autónomo Iwana [Member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers		399,000	364,000
Income from continuing operations		(156,000)	(182,000)
Total comprehensive income		(156,000)	(182,000)
Comprehensive income attributable to equity holders of the Parent		(110,000)	(112,000)
Comprehensive income attributable to non-controlling interest		(76,000)	(89,000)
Profit or loss attributable to non- controlling interest		(76,000)	(89,000)
Comprehensive income [Member] | Patrimonio Autónomo Centro Comercial Viva Barranquilla [Member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers		68,414,000	65,116,000
Income from continuing operations		30,923,000	28,299,000
Total comprehensive income		30,923,000	28,299,000
Comprehensive income attributable to equity holders of the Parent		27,831,000	25,469,000
Comprehensive income attributable to non-controlling interest		3,092,000	2,830,000
Profit or loss attributable to non- controlling interest		3,092,000	2,830,000
Comprehensive income [Member] | Patrimonio Autónomo Viva Laureles [Member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers		22,795,000	21,273,000
Income from continuing operations		15,013,000	13,434,000
Total comprehensive income		15,013,000	13,434,000
Comprehensive income attributable to equity holders of the Parent		12,011,000	10,747,000
Comprehensive income attributable to non-controlling interest		3,003,000	2,687,000
Profit or loss attributable to non- controlling interest		3,003,000	2,687,000
Comprehensive income [Member] | Patrimonio Autónomo Viva Palmas [Member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers		5,357,000	4,952,000
Income from continuing operations		1,655,000	1,088,000
Total comprehensive income		1,655,000	1,088,000
Comprehensive income attributable to equity holders of the Parent		844,000	555,000
Comprehensive income attributable to non-controlling interest		811,000	533,000
Profit or loss attributable to non- controlling interest		811,000	533,000
Comprehensive income [Member] | Eliminations and other NCI [Member]
Disclosure of subsidiaries [line items]
Comprehensive income attributable to non-controlling interest		221,862,000	5,861,000
Profit or loss attributable to non- controlling interest		$ 527,000	$ 416,000

[1]	The controlling interest presented for Grupo Disco Uruguay S.A. includes goodwill. Additionally, the non-controlling interest presented does not include the amounts that are subject to the put option (Note 20).
[2]	Includes intercompany eliminations.